Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in intangible assets

Schedule of reconciliation of changes in intangible assets

(a)	Changes in the year
				2021
	Goodwill	Rights to use natural resources	Other	Total
Balance at the beginning of the year
Cost	673,776	1,665,149	53,463	2,392,388
Accumulated amortization and impairment	(267,342)	(1,016,279)	(32,362)	(1,315,983)
Net balance at the beginning of the year	406,434	648,870	21,101	1,076,405
Reclassification (i)	-	31,851	-	31,851
Net balance at the beginning of the year - adjusted	406,434	680,721	21,101	1,108,256
Additions (ii)	-	-	21,821	21,821
Disposals	-	-	(9)	(9)
Amortization	-	(67,829)	(3,550)	(71,379)
Foreign exchange effects	(206)	(622)	(1,838)	(2,666)
Transfers – note 21	-	-	748	748
Balance at the end of the year	406,228	612,270	38,273	1,056,771
Cost	673,570	1,791,643	72,414	2,537,627
Accumulated amortization and impairment	(267,342)	(1,179,373)	(34,141)	(1,480,856)
Balance at the end of the year	406,228	612,270	38,273	1,056,771

Average annual depreciation rates %	-	UoP	-

				2020
	Goodwill	Rights to use natural resources	Other	Total
Balance at the beginning of the year
Cost	674,645	1,668,956	59,408	2,403,009
Accumulated amortization and impairment	-	(825,163)	(39,320)	(864,483)
Net balance at the beginning of the year	674,645	843,793	20,088	1,538,526
Disposals	-	-	(55)	(55)
Amortization	-	(60,936)	(2,842)	(63,778)
Impairment of non-current assets	(267,342)	(131,110)	-	(398,452)
Foreign exchange effects	(869)	(2,877)	(739)	(4,485)
Transfers – note 21	-	-	4,649	4,649
Balance at the beginning of the year	406,434	648,870	21,101	1,076,405
Cost	673,776	1,665,149	53,463	2,392,388
Accumulated amortization and impairment	(267,342)	(1,016,279)	(32,362)	(1,315,983)
Balance at the end of the year	406,434	648,870	21,101	1,076,405

Average annual depreciation rates %	-	UoP	-